PREPAIDS, ADVANCES AND OTHER	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
PREPAIDS, ADVANCES AND OTHER

6. PREPAIDS, ADVANCES AND OTHER

Prepaids and advances are comprised of the following items as of the periods presented:

	December 31, 2020	December 31, 2019
Prepaid expenses	$1,404	$281
Deposits	109	169
Other advances	1,661	2,834
Total	$3,174	$3,284

Prepayments and advances represent amounts previously paid to vendors for security deposits and supplies, leased premises, facility construction and expansion projects not yet delivered.